The Millicom Group - A.2.2. Material joint arrangements - Honduras (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Revenue	$ 5,804	$ 5,661	$ 5,624
Operating profit (loss)	1,342	826	915
Interest income (expense), net	(670)
Profit before taxes from continuing operations	552	175	238
Tax expense	(281)	(424)	(222)
Net profit (loss) for the year	268	(245)	129
Total non-current assets (excluding goodwill)	11,357	12,601
Total non-current liabilities	7,050	8,742
Carrying value of investment in joint venture	561	576
Cash and cash equivalents	699	775	1,039	$ 895
Debt and financing – non-current	5,533	6,476
Debt and financing – current	282	221
Net cash from operating activities	1,603	1,223	1,284
Net cash from (used in) investing activities	(604)	(1,116)	(1,104)
Net cash from (used in) financing activities	(1,066)	(377)	(1)
Net increase (decrease) in cash and cash equivalents	(76)	(264)	168
Honduras joint ventures
Disclosure of joint ventures [line items]
Revenue	617	612	586
Depreciation and amortization	(101)	(105)	(112)
Operating profit (loss)	159	124	111
Interest income (expense), net	(37)	(28)	(29)
Profit before taxes from continuing operations	120	95	80
Tax expense	(40)	(32)	(31)
Net profit (loss) for the year	80	63	49
Results for the year	54	42	32
Dividends and advances paid to Millicom	66	63	9
Total non-current assets (excluding goodwill)	465	429	404
Total non-current liabilities	463	440	384
Total current assets	235	200	182
Total current liabilities	262	223	220
Total net assets	$ (25)	$ (35)	$ (17)
Group's share in %	66.70%	66.70%	66.70%
Group's share in USD millions	$ (17)	$ (23)	$ (12)
Goodwill and consolidation adjustments	578	600	601
Carrying value of investment in joint venture	561	576	590
Cash and cash equivalents	55	47	27
Debt and financing – non-current	417	394	334
Debt and financing – current	34	28	23
Net cash from operating activities	183	162	162
Net cash from (used in) investing activities	(65)	(94)	(109)
Net cash from (used in) financing activities	(109)	(48)	(64)
Net increase (decrease) in cash and cash equivalents	$ 9	$ 21	$ (12)